Summary of Sales Revenue by Type of Product (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									4 Months Ended		9 Months Ended				12 Months Ended
	Oct. 05, 2013		Dec. 29, 2012	Oct. 06, 2012		Jul. 14, 2012	Dec. 31, 2011	Oct. 08, 2011	Jul. 16, 2011	Apr. 21, 2012	Apr. 23, 2011	Oct. 05, 2013		Oct. 06, 2012		Dec. 29, 2012		Dec. 31, 2011		Jan. 01, 2011
Sales revenue by type of similar product
Sales revenue	$ 572,454		$ 560,167	$ 538,431		$ 562,361	$ 540,113	$ 538,606	$ 559,514	$ 704,380	$ 717,259	$ 1,909,538		$ 1,805,172		$ 2,365,339		$ 2,355,492		$ 2,257,536
Sale revenue percentage	100.00%			100.00%								100.00%		100.00%		100.00%		100.00%		100.00%
Non-perishables [Member]
Sales revenue by type of similar product
Sales revenue	323,196	[1]		303,924	[1]							1,076,389	[1]	1,012,951	[1]	1,337,030	[1]	1,335,913	[1]	1,307,304	[1]
Sale revenue percentage	56.50%	[1]		56.40%	[1]							56.40%	[1]	56.10%	[1]	56.50%	[1]	56.70%	[1]	57.90%	[1]
Perishables [Member]
Sales revenue by type of similar product
Sales revenue	155,914	[2]		143,741	[2]							525,988	[2]	485,122	[2]	631,621	[2]	624,490	[2]	605,684	[2]
Sale revenue percentage	27.20%	[2]		26.70%	[2]							27.50%	[2]	26.90%	[2]	26.70%	[2]	26.50%	[2]	26.80%	[2]
Fuel [Member]
Sales revenue by type of similar product
Sales revenue	52,200			50,896								171,870		169,023		218,815		204,193		150,012
Sale revenue percentage	9.10%			9.50%								9.00%		9.40%		9.30%		8.70%		6.60%
Pharmacy [Member]
Sales revenue by type of similar product
Sales revenue	36,982			35,920								121,394		124,792		160,069		174,437		179,518
Sale revenue percentage	6.50%			6.70%								6.40%		6.90%		6.80%		7.40%		8.00%
Other [Member]
Sales revenue by type of similar product
Sales revenue	$ 4,162	[3]		$ 3,950	[3]							$ 13,897	[3]	$ 13,284	[3]	$ 17,804	[3]	$ 16,459	[3]	$ 15,018	[3]
Sale revenue percentage	0.70%	[3]		0.70%	[3]							0.70%	[3]	0.70%	[3]	0.70%	[3]	0.70%	[3]	0.70%	[3]

[1]	Non-perishables consist of grocery, dairy, frozen, general merchandise, health and beauty care and other non-perishable related products.
[2]	Perishables consist of produce, meat, seafood, bakery, deli, floral, prepared foods and other perishable related products.
[3]	Other primarily consists of franchise income and service commission income, such as lottery, money orders and money transfers.